Disclosures about Fair Value of Assets - Estimated fair values of other financial instruments (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Carrying Amount
Financial assets
Cash and cash equivalents	$ 5,889,628	$ 12,909,924
Interest-earning time deposits	998,000	750,000
Other investments	52,502	55,481
Loans held for sale	178,833	503,003
Loans, net of allowance for loan losses	186,557,550	184,448,003
Federal Home Loan Bank stock	490,500	363,800
Interest receivable	1,997,798	1,588,545
Financial liabilities
Deposits	252,700,432	258,677,960
Short-term borrowings	16,112,154	7,135,182
Advances from borrowers for taxes and insurance	1,153,926	1,102,204
Interest payable	106,068	106,755
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	0	0
Letters of credit	0	0
Lines of credit	0	0
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and cash equivalents	5,889,628	12,909,924
Interest-earning time deposits	998,000	750,000
Other investments	0	0
Loans held for sale	0	0
Loans, net of allowance for loan losses	0	0
Federal Home Loan Bank stock	0	0
Interest receivable	0	0
Financial liabilities
Deposits	0	0
Short-term borrowings	0	0
Advances from borrowers for taxes and insurance	0	0
Interest payable	0	0
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	0	0
Letters of credit	0	0
Lines of credit	0	0
Fair Value | Significant Other Observable Inputs (Level 2)
Financial assets
Cash and cash equivalents	0	0
Interest-earning time deposits	0	0
Other investments	52,502	55,481
Loans held for sale	178,833	503,003
Loans, net of allowance for loan losses	0	0
Federal Home Loan Bank stock	490,500	363,800
Interest receivable	1,997,798	1,588,545
Financial liabilities
Deposits	181,052,653	178,491,424
Short-term borrowings	16,112,154	7,135,182
Advances from borrowers for taxes and insurance	1,153,926	1,102,204
Interest payable	106,068	106,755
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	0	0
Letters of credit	0	0
Lines of credit	0	0
Fair Value | Significant Unobservable Inputs (Level 3)
Financial assets
Cash and cash equivalents	0	0
Interest-earning time deposits	0	0
Other investments	0	0
Loans held for sale	0	0
Loans, net of allowance for loan losses	185,755,924	183,941,877
Federal Home Loan Bank stock	0	0
Interest receivable	0	0
Financial liabilities
Deposits	72,392,640	81,241,011
Short-term borrowings	0	0
Advances from borrowers for taxes and insurance	0	0
Interest payable	0	0
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	0	0
Letters of credit	0	0
Lines of credit	$ 0	$ 0